000 A000000 06/30/2007
000 C000000 0000850027
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 A
001 A000000 NAIC GROWTH FUND, INC.
001 B000000 811-5807
001 C000000 4147651107
002 A000000 711 W. 13 MILE RD.
002 B000000 MADISON HEIGHTS
002 C000000 MI
002 D010000 48071
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
008 A000001 SIMS CAPITAL MANAGEMENT LLC
008 B000001 A
008 C000001 801-67455
008 D010001 MILWAUKEE
008 D020001 WI
008 D030001 53202
012 A000001 AMERICAN STOCK TRANSFER & TRUST COMPANY
012 B000001 84-0000
012 C010001 NEW YORK
012 C020001 NY
012 C030001 10038
013 A000001 PLANTE & MORAN PLLC
013 B010001 SOUTHFIELD
013 B020001 MI
013 B030001 48034
015 A000001 LASALLE BANK, NA
015 B000001 C
015 C010001 TROY
015 C020001 MI
015 C030001 48084
015 E010001 X
018  000000 Y
019 A000000 N
019 B000000    0
020 A000001 BROKER DEALER FINANCIAL SERVICES CORP.
020 C000001      2
020 A000002 WI DISCOUNT SECURITIES
020 C000002      2
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000        4
022 C000001         0
022 D000001         0
022 C000002         0
022 D000002         0
022 C000003         0
022 D000003         0
022 C000004         0
022 D000004         0
022 C000005         0
022 D000005         0
022 C000006         0
022 D000006         0
022 C000007         0
022 D000007         0
022 C000008         0
022 D000008         0
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000          0
023 D000000          0
024  000000 N
026 A000000 N
026 B000000 N
026 C000000 N
026 D000000 Y
026 E000000 N
026 F000000 N
026 G010000 N
026 G020000 N
026 H000000 N
027  000000 N
045  000000 Y
046  000000 N
047  000000 Y
048  000000  0.750
048 A010000        0
048 A020000 0.000
048 B010000        0
048 B020000 0.000
048 C010000        0
048 C020000 0.000
048 D010000        0
048 D020000 0.000
048 E010000        0
048 E020000 0.000
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000        0
048 K020000 0.000
049  000000 N
050  000000 N
051  000000 N
052  000000 N
053 A000000 N
054 A000000 N
054 B000000 Y
054 C000000 N
054 D000000 N
054 E000000 N
054 F000000 N
054 G000000 N
054 H000000 N
054 I000000 N
054 J000000 N
054 K000000 N
054 L000000 N
054 M000000 N
054 N000000 N
054 O000000 N
055 A000000 N
055 B000000 N
056  000000 Y
057  000000 N
058 A000000 N
059  000000 Y
060 A000000 Y
060 B000000 Y
061  000000       50
062 A000000 N
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.0
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   0.0
062 M000000   0.0
062 N000000   0.0
062 O000000   0.0
062 P000000   0.0
062 Q000000   0.0
062 R000000   0.0
063 A000000   0
063 B000000  0.0
066 A000000 Y
066 B000000 N
066 C000000 N
066 D000000 N
066 E000000 N
066 F000000 N
066 G000000 Y
067  000000 N
068 A000000 N
068 B000000 N
069  000000 N
070 A010000 Y
070 A020000 N
070 B010000 N
070 B020000 N
070 C010000 N
070 C020000 N
070 D010000 N
070 D020000 N
070 E010000 Y
070 E020000 N
070 F010000 Y
070 F020000 N
070 G010000 N
070 G020000 N
070 H010000 N
070 H020000 N
070 I010000 Y
070 I020000 N
070 J010000 Y
070 J020000 N
070 K010000 Y
070 K020000 N
070 L010000 Y
070 L020000 N
070 M010000 Y
070 M020000 N
070 N010000 N
070 N020000 N
070 O010000 N
070 O020000 N
070 P010000 Y
070 P020000 N
070 Q010000 N
070 Q020000 N
070 R010000 Y
070 R020000 N
071 A000000      2552
071 B000000      2672
071 C000000     27526
071 D000000    9
072 A000000  6
072 B000000       63
072 C000000      255
072 D000000        0
072 E000000        0
072 F000000      102
072 G000000        0
072 H000000        0
072 I000000       13
072 J000000        3
072 K000000        6
072 L000000        0
072 M000000        6
072 N000000        0
072 O000000        1
072 P000000        0
072 Q000000        0
072 R000000        5
072 S000000       51
072 T000000        0
072 U000000        0
072 V000000        3
072 W000000       22
072 X000000      212
072 Y000000        0
072 Z000000      106
072AA000000     1465
072BB000000        0
072CC010000    11164
072CC020000        0
072DD010000        0
072DD020000        0
072EE000000        0
073 A010000   0.0000
073 A020000   0.0000
073 B000000   0.0000
073 C000000   0.0000
074 A000000     1348
074 B000000        0
074 C000000        0
074 D000000      976
074 E000000        0
074 F000000    25212
074 G000000        0
074 H000000        0
074 I000000        0
074 J000000        0
074 K000000        0
074 L000000       33
074 M000000       14
074 N000000    27583
074 O000000        0
074 P000000        0
074 Q000000        0
074 R010000        0
074 R020000        0
074 R030000        0
074 R040000       56
074 S000000        0
074 T000000    27527
074 U010000     2792
074 U020000        0
074 V010000     9.86
074 V020000     0.00
074 W000000   0.0000
074 X000000     1802
074 Y000000        0
075 A000000        0
075 B000000    27527
076  000000     9.75
077 A000000 Y
077 C000000 Y
077 Q010000 Y
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0

086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
087 A010000 NAIC GROWTH FUND, INC. COMMON STOCK
087 A020000 628921108
087 A030000 GRF
088 A000000 N
088 B000000 N
088 C000000 N
088 D000000 N
SIGNATURE
TITLE

Signature Page

The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate.

This report is signed on behalf of the registrant (or depositor or trustee).


City of: Madison Heights               State of: Michigan        Date: 8/28/07
         ---------------                         --------              -------


Name of registrant, Depositor, or Trustee:  NAIC Growth Fund, Inc.


/s/ Luke E. Sims                      /s/ David C. Sims
------------------------              -------------------------

By (Name and Title):                 Witness (Name and Title):
Luke E. Sims, President              David C. Sims, Chief Compliance Officer


SEC's Collection of Information

      An agency my not conduct or sponsor, and a person is not required to respond to, a collection of information unless it displays a currently valid control number. Filing of this form is mandatory. Section 30 of the Investment Company Act of 1940 ("1940 Act") and the rules thereunder, and Sections 13 and 15(d) of the Securities Exchange Act of 1934 require investment companies to file annual and periodic reports with the Commission. The Commission has specified Form N-SAR for reports for investment companies. The Commission staff uses the information in performing inspections of investment companies, selectively reviewing registration documents filed under the 1940 Act and the Securities Act of 1933 and conducting studies and other types of analyses necessary to keep the Commission's regulatory program for investment companies current in relation to changing industry conditions. The information collected on Form N-SAR is publicly available. Any member of the public may direct to the Commission any comments concerning the accuracy of the burden estimate of this Form and any suggestions for reducing the burden of the Form. This collection of information has been reviewed by the Office of Management and Budget in accordance with the clearance requirements of 44 U.S.C. ss.3507.